HELD FOR SALE - Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Balance, beginning of year	$ 112,004
Balance, end of year	112,516	$ 112,004
Held for sale
Disclosure of financial assets [line items]
Balance, beginning of year	10,510	588
Reclassification to/(from) assets held for sale, net	1,208	12,561
Disposals	(11,110)	(2,610)
Fair value adjustments	261	0
Foreign currency translation	(290)	(57)
Other	(3)	28
Balance, end of year	$ 576	$ 10,510